Line of Credit	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Line of Credit
Mortgage Loans Payable
At December 31, 2018 and 2017, the Account had outstanding mortgage loans payable secured by the following properties (millions):

Property	Interest Rate and Payment Frequency(2)	Principal Amounts Outstanding as of December 31,		Maturity
		2018	2017
Mass Court(1)	2.88% paid monthly	$90.2	$92.1	September 1, 2019
Red Canyon at Palomino Park(4)	5.34% paid monthly	27.1	27.1	August 1, 2020
Green River at Palomino Park(4)	5.34% paid monthly	33.2	33.2	August 1, 2020
Blue Ridge at Palomino Park(4)	5.34% paid monthly	33.4	33.4	August 1, 2020
Ashford Meadows Apartments	5.17% paid monthly	44.6	44.6	August 1, 2020
The Knoll(1)	3.98% paid monthly	16.9	17.5	December 5, 2020
The Corner	4.66% paid monthly	—	105.0	June 1, 2021
Ascent at Windward	3.51% paid monthly	34.6	—	January 1, 2022
The Palatine(1)	4.25% paid monthly	77.4	78.8	January 10, 2022
The Forum at Carlsbad(1)	4.25% paid monthly	87.3	88.9	March 1, 2022
Fusion 1560	3.42% paid monthly	37.4	—	June 10, 2022
The Colorado(1)	3.69% paid monthly	89.9	91.7	November 1, 2022
The Legacy at Westwood(1)	3.69% paid monthly	45.8	46.7	November 1, 2022
Regents Court(1)	3.69% paid monthly	38.8	39.6	November 1, 2022
Fourth & Madison(1)	3.75% paid monthly	198.2	200.0	June 1, 2023
Fourth & Madison	4.17% paid monthly	90.0	—	June 1, 2023
1001 Pennsylvania Avenue(1)	3.70% paid monthly	327.0	330.0	June 1, 2023
Biltmore at Midtown	3.94% paid monthly	36.4	—	July 5, 2023
Cherry Knoll	3.78% paid monthly	35.3	—	July 5, 2023
Lofts at SoDo	3.94% paid monthly	35.1	—	July 5, 2023
1401 H Street, NW	3.65% paid monthly	115.0	115.0	November 5, 2024
Circa Green Lake	3.71% paid monthly	52.0	—	March 5, 2025
Union - South Lake Union	3.66% paid monthly	57.0	—	March 5, 2025
Holly Street Village	3.65% paid monthly	81.0	—	May 1, 2025
Township Apartments	3.65% paid monthly	49.0	—	May 1, 2025
32 South State Street	4.48% paid monthly	24.0	24.0	June 6, 2025
780 Third Avenue	3.55% paid monthly	150.0	150.0	August 1, 2025

Property	Interest Rate and Payment Frequency(2)	Principal Amounts Outstanding as of December 31,		Maturity
		2018	2017
780 Third Avenue	3.55% paid monthly	$20.0	$20.0	August 1, 2025
701 Brickell Avenue	3.66% paid monthly	184.0	184.0	April 1, 2026
55 Second Street(5)	3.74% paid monthly	137.5	137.5	October 1, 2026
1900 K Street, NW	3.93% paid monthly	163.0	163.0	April 1, 2028
501 Boylston Street(6)	3.70% paid monthly	—	216.5	April 1, 2028
99 High Street	3.90% paid monthly	277.0	—	March 1, 2030
Total Principal Outstanding		$2,688.1	$2,238.6
Fair Value Adjustment(3)		(80.1)	(0.3)
Total Mortgage Loans Payable		$2,608.0	$2,238.3

(1)	The mortgage is adjusted monthly for principal payments.

(2)	Interest rates are fixed. Some mortgages held by the Account are structured to begin principal and interest payments after an initial interest only period.

(3)
The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1—Organization and Significant Accounting Policies.

(4)	Represents mortgage loans on these individual properties which are held within the Palomino Park portfolio.

(5)	This mortgage is comprised of three individual loans, all with equal recourse, interest and maturity. The principal balances by loan are $79.0 million, $45.0 million, and $13.5 million.

(6)
On August 21, 2018, the Account sold a 49.9% interest in the property and transferred the remaining 50.1% to a joint venture investment. The debt was assumed by the buyer and new joint venture, respectively.

Principal payment schedule on mortgage loans payable as of December 31, 2018 was as follows (millions):

Amount
2019	$107.2
2020	171.7
2021	20.0
2022	407.7
2023	686.4
Thereafter	1,295.1
Total maturities	$2,688.1
Line of Credit
On September 20, 2018, the Account entered into a $500.0 million unsecured revolving credit agreement (“Line of Credit”) syndicated across four national banks (“Lenders”), with each Lender providing a $125.0 million commitment. Access to the Line of Credit expires on September 20, 2021, with an option to extend the Line of Credit for two consecutive twelve terms at the Account’s election. The Account may request an additional $250.0 million in commitments from the Lenders at any time; however, this request is subject to approval at the sole discretion of the Lenders and is not a guarantee that an expansion beyond the original $500.0 million commitment will be granted. Draws against the Line of Credit can take the form of Eurodollar Loans or Alternate Base Rate Loans (“ABR Loans”). Eurodollar Loans and ABR Loans both require a minimum funding of $5.0 million. The Account is charged a fee of 0.20% per annum on any unused portion of the Line of Credit.
Eurodollar Loans are issued for a term of twelve months or less and bear interest during the period (“Interest Period”) at a rate equal to the Adjusted London Interbank Offer Rate (“Adjusted LIBOR”) plus a spread ranging between 0.85%-1.05% per annum (the “Applicable Rate”), with the spread dependent upon the leverage ratio of the Account. The Adjusted LIBOR Rate is calculated by multiplying the Statutory Reserve Rate, as determined by the Federal Reserve Board for Eurodollar liabilities, by the LIBOR rate, as determined by the Intercontinental Exchange on the date of issuance that corresponds to the length of the Interest Period of the Eurodollar Loan. The Account may prepay Eurodollar Loans at any time during the life of the loan without penalty. The Account is limited to five active Eurodollar Loans through the Line of Credit; however, the Account may retire and initiate new Eurodollar Loans without restriction so long as the total number of loans in active status never exceeds the limit.
ABR Loans are issued for a specific length of time and bear interest at a rate equal to the highest rate among the following calculations plus the Applicable Rate: a) the Prime Rate on the date of issuance, with the Prime Rate being defined as the rate of interest last quoted by the Wall Street Journal as the Prime Rate; b) the Federal Reserve Bank of New York (“NYFRB”) Rate as provided by the NYFRB on the date of issuance plus 0.5%; or c) the Adjusted LIBOR Rate plus 1.0%. The Account may prepay ABR Loans at any time during the life of the loan without penalty.
As of December 31, 2018, the Account had zero active loans outstanding on the Line of Credit. The Account is in compliance with all covenants required by the Line of Credit.